DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2023
DISCONTINUED OPERATIONS
Schedule of results, assets and liabilities of discontinued operations

The results of discontinued operations for the years ended December 31, 2021, 2022 and 2023 are as follows:

	For the years ended December 31,
	2021	2022	2023
Revenues	$2,604	$195	$13
Less: Cost of revenues	2,121	2,109	—
Gross Revenue	483	(1,914)	13
Total operating expenses	662	4,795	212
Loss from discontinued operations	(179)	(6,709)	(199)
Total other income, net	1,764	381	(118)
Loss from discontinued operation before income taxes	1,585	(6,328)	(317)
Income tax (expenses) benefits from operations	—	—	—
Net loss from discontinued operations	$1,585	$(6,328)	$(317)

Assets and liabilities of the discontinued operations for years ended December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
Cash and cash equivalents	$198	$20
Other current assets	4,636	4,546
Current assets held for sale-discontinued operation	4,834	4,566

Accrued expenses and other current liabilities	332	294
Amounts due to related parties	1,174	1,256
Total liabilities of Discontinued Operations	$1,506	$1,550